Parent Only Financial Information	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Parent Only Financial Information
30.	Parent Only Financial Information

The following condensed parent company financial information of TH International Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial information. As of December 31, 2023 and 2022, there were no material contingencies, significant provisions of long-term obligations or guarantees of TH International Limited, except for those, which have been separately disclosed in the consolidated financial information.

Condensed Balance Sheets

	As of December, 31
	2023	2022
	RMB	RMB

ASSETS
Current assets
Cash	2,319,427	29,472,174
Short-term investments	-	372,375,701
Amounts due from subsidiaries	51,198,256	298,205,305
Prepaid expenses and other current assets	3,665,297	3,656,415
Total current assets	57,182,980	703,709,595
Non-current assets
Intangible assets, net	51,054,462	53,685,458
Total non-current assets	51,054,462	53,685,458
Total assets	108,237,442	757,395,053

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Derivative financial liabilities	-	269,251,436
Other current liabilities	20,532,039	6,129,649
Total current liabilities	20,532,039	275,381,085
Non-current liabilities
Derivative financial liabilities - non-current	-	19,083,004
Amount due to related parties	94,199,910
Convertible notes, at fair value	420,712,380	354,080,264
Total non-current liabilities	514,912,290	373,163,268
Total liabilities	535,444,329	648,544,353

	As of December, 31
	2023	2022
	RMB	RMB
Shareholders’ equity (deficit)
Ordinary shares	9,733	8,616
Additional paid-in capital	1,807,715,296	1,472,014,651
Accumulated losses	(2,256,423,775)	(1,380,173,392)
Accumulated other comprehensive income	21,491,865	17,000,825
Total shareholders’ (deficit) equity	(427,206,881)	108,850,700

Total liabilities and shareholders’ (deficit) equity	108,237,442	757,395,053

Condensed Statements of Operations

	For the Years Ended December 31,
	2023	2022	2021
	RMB	RMB	RMB

General and administrative expenses	103,314,272	88,435,187	1,976,807
Franchise and royalty expenses	3,527,900	3,378,650	3,223,700
Other income	-	(337,865)	-
Total costs and expenses, net	106,842,172	91,475,972	5,200,507

Operating loss	(106,842,172)	(91,475,972)	(5,200,507)

Equity in loss of subsidiaries	(628,343,362)	(506,340,297)	(370,940,089)
Interest income	7,641,583	359,607	-
Foreign currency transaction loss	(6,944)	(125)	(3,422)
Changes in fair value of Deferred Contingent consideration	(26,106,460)	-	-
Changes in fair value of convertible notes	(58,280,908)	(4,493,605)	(5,577,001)
Changes in fair value of warrant liabilities	(83,966,126)	45,903,468	-
Changes in fair value of ESA derivative liabilities	19,654,006	(186,598,308)	-

Loss before income taxes	(876,250,383)	(742,645,232)	(381,721,019)

Income tax expenses	-	-	-

Net loss	(876,250,383)	(742,645,232)	(381,721,019)

Condensed Statements of Comprehensive Loss

	For the Years Ended December 31,
	2023	2022	2021
	RMB	RMB	RMB
Net loss	(876,250,383)	(742,645,232)	(381,721,019)
Other comprehensive income (loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(2,116,740)	(1,520,393)	(548,029)
Unrealized gain on short-term investments, net of nil income taxes	3,584,872	2,133,528	-
Amounts reclassified from accumulated other comprehensive income	(5,718,400)	-	-
Foreign currency translation adjustment, net of nil income taxes	8,741,308	(19,356,001)	(2,889,641)

Total comprehensive loss	(871,759,343)	(761,388,098)	(385,158,689)

Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2023	2022	2021
	RMB	RMB	RMB
Net cash used in operating activities	(33,401,467)	(7,345,572)	(1,122,560)
Net cash provided by (used in) investing activities	53,570,674	(895,671,288)	(294,289,816)
Net cash provided by (used in) financing activities	(46,058,129)	621,610,726	597,662,648
Effect of foreign currency exchange rate changes on cash	(1,263,825)	(2,424,651)	2,788,102
Net (decrease) / increase in cash	(27,152,747)	(283,830,785)	305,038,374
Cash at beginning of year	29,472,174	313,302,959	8,264,585
Cash at end of year	2,319,427	29,472,174	313,302,959

Supplemental disclosure of non-cash investing and financing activities:
Accrued offering costs paid by subsidiaries of TH International Limited	-	4,039,468	3,623,684